Financial Risk Management - Additional Information (Detail) R$ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Notional amount Hedged			R$ 3,690,054
Percentage of borrowings linked to CDI rate		99.10%	99.10%
Reduction in the recoverable amount			R$ 148,050
Increase (decrease) in the fair value of the investment due to 1% increase (decrease) in the applied discount (15.4%)			185
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount Hedged			R$ 165,830	R$ 1,302,869
Seventy Million British Pounds Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Undrawn credit line | €		€ 70
Scenario Two [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate | R$ / Per_USD		3.89	3.89
Foreign exchange rate, percentage of decrease		25.00%	25.00%
Borrowings interest rate, percentage of increase		25.00%	25.00%
Borrowings interest rate		2.45%	2.45%
Scenario Three [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate | R$ / Per_USD		2.59	2.59
Foreign exchange rate, percentage of decrease		50.00%	50.00%
Borrowings interest rate, percentage of increase		50.00%	50.00%
Borrowings interest rate		2.94%	2.94%
Probable scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate | R$ / Per_USD		5.19	5.19
Borrowings interest rate		1.96%	1.96%
Hypothetical 10% appreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Reduction in gains due to the hypothetical appreciation of the US dollar against foreign exchange contracts	R$ 82,889
Hypothetical 25% appreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Reduction in gains due to the hypothetical appreciation of the US dollar against foreign exchange contracts	207,223
Hypothetical 50% appreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Reduction in gains due to the hypothetical appreciation of the US dollar against foreign exchange contracts	414,447
Hypothetical 10% depreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Increase in gains due to the depreciation of the US dollar against foreign exchange contracts	82,889
Hypothetical 25% depreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Increase in gains due to the depreciation of the US dollar against foreign exchange contracts	207,223
Hypothetical 50% depreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Increase in gains due to the depreciation of the US dollar against foreign exchange contracts	R$ 414,447
Avon Products Inc [Member] | Hypothetical 10% appreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Percentage of Hypothetical Appreciation, One		10.00%	10.00%
Avon Products Inc [Member] | Hypothetical 25% appreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Percentage of Hypothetical Appreciation, Two		25.00%	25.00%
Avon Products Inc [Member] | Hypothetical 50% appreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Percentage of Hypothetical Appreciation, Three		50.00%	50.00%
Avon Products Inc [Member] | Hypothetical 10% depreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Percentage of Hypothetical Depreciation, One		10.00%	10.00%
Avon Products Inc [Member] | Hypothetical 25% depreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Percentage of Hypothetical Depreciation, Two		25.00%	25.00%
Avon Products Inc [Member] | Hypothetical 50% depreciation of the US dollar against foreign exchange contracts
Disclosure of detailed information about financial instruments [line items]
Percentage of Hypothetical Depreciation, Three		50.00%	50.00%